January 5, 2009 Supplement

SUPPLEMENT DATED JANUARY 5, 2009 TO THE PROSPECTUS OF
MORGAN STANLEY VARIABLE INVESTMENT SERIES
THE INCOME BUILDER PORTFOLIO
CLASS X and CLASS Y
Dated May 1, 2008

The second, third and fourth paragraphs of the section of the Prospectus entitled “The Portfolio — Portfolio Management” are hereby deleted and replaced with the following:

The Portfolio’s assets are managed by members of the Equity team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Portfolio are Thomas B. Bastian and Mary Jayne Maly, each a Managing Director of the Investment Adviser, and Ellen Gold, James O. Roeder, Mark J. Laskin and Sergio Marcheli, each an Executive Director of the Investment Adviser.

Mr. Bastian has been associated with the Investment Adviser in an investment management capacity since 2003 and began managing the Portfolio in April 2003. Ms. Maly has been associated with the Investment Adviser in an investment management capacity since 1992 and began managing the Portfolio in July 2008. Ms. Gold has been associated with the Investment Adviser in an investment management capacity since 1986 and began managing the Portfolio in April 2002. Mr. Roeder has been associated with the Investment Adviser in an investment management capacity since 1999 and began managing the Portfolio in August 2002. Mr. Laskin has been associated with the Investment Adviser in an investment management capacity since 2000 and began managing the Portfolio in January 2007. Mr. Marcheli has been associated with the Investment Adviser in an investment management capacity since 2002 and began managing the Portfolio in April 2003.

Mr. Bastian is the lead portfolio manager of the Portfolio. Messrs. Roeder, Laskin and Mses. Maly and Gold assist Mr. Bastian in the management of the equity holdings in the Portfolio. Mr. Marcheli manages the cash position in the Portfolio, submits trades and aids in providing research. Mr. Bastian is responsible for the execution of the overall strategy of the Portfolio.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

LIT SPT VAR IB 01/09

January 5, 2009 Supplement

SUPPLEMENT DATED JANUARY 5, 2009 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
MORGAN STANLEY VARIABLE INVESTMENT SERIES
CLASS X and CLASS Y
Dated May 1, 2008

The section of the Statement of Additional Information entitled “V. Investment Advisory and Other Services — F. Fund Management — Other Accounts Managed by the Portfolio Managers — With respect to the Income Builder Portfolio” is hereby deleted and replaced with the following:

As of December 31, 2007:

Thomas B. Bastian managed 19 registered investment companies with a total of approximately $38.1 billion in assets; no pooled investment vehicles other than registered investment companies; and three other accounts (which include accounts managed under certain “wrap fee programs”) with a total of approximately $677.3 million in assets.

Ellen Gold managed three registered investment companies with a total of approximately $527.0 million in assets; no pooled investment vehicles other than registered investment companies; and no other accounts.

Mark J. Laskin managed 19 registered investment companies with a total of approximately $38.1 billion in assets; no pooled investment vehicles other than registered investment companies; and three other accounts (which include accounts managed under certain “wrap fee programs”) with a total of approximately $677.3 million in assets.

Sergio Marcheli managed 19 registered investment companies with a total of approximately $38.1 billion in assets; no pooled investment vehicles other than registered investment companies; and three other accounts (which include accounts managed under certain “wrap fee programs”) with a total of approximately $677.3 million in assets.

James O. Roeder managed 19 registered investment companies with a total of approximately $38.1 billion in assets; no pooled investment vehicles other than registered investment companies; and three other accounts (which include accounts managed under certain “wrap fee programs”) with a total of approximately $677.3 million in assets.

As of October 31, 2008:

Mary Jayne Maly managed 13 registered investment companies with a total of approximately $22.7 billion in assets; no pooled investment vehicles other than registered investment companies; and 11 other accounts with a total of approximately $2.3 billion in assets.

***

The section of the Statement of Additional Information entitled “V. Investment Advisory and Other Services — F. Fund Management — Securities Ownership of Portfolio Managers — With respect to the Income Builder Portfolio” is hereby deleted and replaced with the following:

With respect to the Income Builder Portfolio:

Thomas B. Bastian:	None

Ellen Gold:	None

Mark J. Laskin:	None

Sergio Marcheli:	None

James O. Roeder:	None

Sergio Marcheli:	None

Mary Jayne Maly:	None (as of October 31, 2008)

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.